MANAGERS AMG FUNDS
            FRONTIER SMALL COMPANY VALUE FUND
                   FRONTIER GROWTH FUND
           -----------------------------------

           STATEMENT OF ADDITIONAL INFORMATION
                   DATED JANUARY 31, 2003
           -----------------------------------

You can obtain a free copy of the Prospectus of the Frontier Small Company Value Fund (the "Small Company Value Fund") and the Frontier Growth Fund (the "Growth Fund" and, collectively with the Small Company Value Fund, the "Funds") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds' Prospectus.

The Financial Statements of the Funds, including the Report of Independent Accountants, for the fiscal year ending
September 30, 2002 are included in the Funds' Annual Report and are available without charge by calling Managers AMG Funds at
(800) 635-3479.

                     TABLE OF CONTENTS
                     -----------------

                                                Page
                                                ----
GENERAL INFORMATION                               1

INVESTMENT POLICIES AND ASSOCIATED RISKS          1

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST       8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF
  SECURITIES                                      12

MANAGEMENT OF THE FUNDS                           13

BROKERAGE ALLOCATION AND OTHER PRACTICES          18

PURCHASE, REDEMPTION AND PRICING OF SHARES        19

CERTAIN TAX MATTERS                               22

PERFORMANCE DATA                                  25


                    GENERAL INFORMATION
                    -------------------

This Statement of Additional Information relates only to the Frontier Small Company Value Fund and the Frontier Growth Fund. Each Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

The Managers Funds LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Funds and is responsible for the overall administration of the Funds.
See "Management of the Funds."

          INVESTMENT POLICIES AND ASSOCIATED RISKS
          ----------------------------------------

The following is additional information regarding the policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Funds are both diversified open-end management investment companies.

SMALL COMPANY VALUE FUND
------------------------
The Small Company Value Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies. This policy may not be changed without providing shareholders 60 days notice. Currently, the term "small capitalization companies" referes to companies that, at the time of purchase, have market capitalizations of between $100 million and $1.5 billion.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------

The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Diversification
Requirements for the Funds."

  (1) CASH EQUIVALENTS. The Funds may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. The Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

Certificates of Deposit. The Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. The Funds may invest in commercial paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price.
The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Funds enter into repurchase agreements for more than seven days.

Repurchase agreements could have certain risks that may adversely affect the Funds. If a seller defaults, the Funds may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

  (2) REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Funds will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Funds will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Funds will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

  (3) EMERGING MARKET SECURITIES. The Funds may invest some of their assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund's operations and the ability to obtain a judgment against an issuer in an emerging market country.

  (4) FOREIGN SECURITIES. The Funds may invest in foreign securities either directly or indirectly in the form of American Depository Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

Forward Foreign Currency Exchange Contracts. The Funds may purchase or sell equity securities of foreign countries. Therefore, a portion of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

In such a contract, a Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts.
Generally, the Funds will not enter into contracts that are greater than 90 days.

Forward foreign currency contracts have additional risks.
It may be difficult to determine the market movements of the currency. The value of a Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Funds may incur costs in converting foreign currency.

If the Funds engage in an offsetting transaction, the Funds will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where a Fund enters into a transaction with the bank upon maturity of the original contract. The Funds must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

Foreign Currency Considerations. The Funds may invest some of their assets in securities denominated in foreign currencies. The Funds will compute and distribute the income earned by the Funds at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Funds earn the income and the time that the income is converted into U.S. Dollars, the Funds may be required to sell their securities in order to make distributions in U.S. Dollars. As a result, the liquidity of a Fund's securities may have an adverse affect on such Fund's performance.

  (5) FUTURES CONTRACTS. The Funds may buy and sell futures contracts and options on future contracts to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs, or protect the value of their portfolios against changes in the prices of the securities in which they invest. When the Funds buy or sell a futures contract, the Funds must segregate cash and/or liquid securities equivalent to the value of the contract.

There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Funds desire to do so.

Equity Index Futures Contracts. The Funds may enter into equity index futures contracts. An equity index futures contract is an agreement for the Funds to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Funds enter into this type of contract, the Funds make a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

  (6) ILLIQUID SECURITIES, PRIVATE PLACEMENTS AND CERTAIN UNREGISTERED SECURITIES. The Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. Neither Fund may acquire illiquid holdings if, as a result, more than 15% of that Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the relevant Fund's portfolio. The price a Fund's portfolio may pay for illiquid securities or may receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

The Funds may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

Investors should be aware that the Funds may be subject to a risk if the Funds should decide to sell these securities when a buyer is not readily available and at a price which the Funds believe represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Funds may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Funds may obtain a less favorable price than was available when it had first decided to sell the security.

  (7) OBLIGATIONS OF DOMESTIC AND FOREIGN BANKS. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

  (8) OPTION CONTRACTS. COVERED CALL OPTIONS. The Funds may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a call option on the same security or contract with the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered call options. The Funds are required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writing of a covered call option.

Covered Put Options. The Funds may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Funds may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Funds make a closing purchase transaction when they buy a put option on the same security or contract with the same price and expiration date. As a result, the Funds will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

There are risks associated with writing covered put options. The Funds are required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Funds may increase due to the writings of a covered put option.

Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub-Advisor and must be determined to be as good as the creditworthiness and strength of the banks to whom the Funds lend their portfolio securities.

Puts and Calls. The Funds may buy options on individual stocks, equity indices and equity futures contracts. The Funds' purpose in buying these puts and calls is to protect themselves against an adverse affect in changes of the general level of market prices in which the Funds operate. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

  (9) RIGHTS AND WARRANTS. The Funds may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

  (10) SECURITIES LENDING. The Funds may lend their portfolio securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to at least 102% of the value of the loan. If a borrower defaults, a Fund may use the collateral to satisfy the loan. When cash is received as collateral, a Fund will invest the cash in a variety of money market and other short-term instruments and earn income on such investments. However, the Fund will also bear the risk of any loss on such investments.

  (11) SEGREGATED ACCOUNTS. The Funds will establish a segregated account with their Custodian after they have entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

  (12) SHORT SALES.  The Funds may enter into short sales.
The Funds enter into a short sale when they sell a security that they do not own. A broker retains the proceeds of the sales until the Funds replace the sold security. The Funds arrange with the broker to borrow the security. The Funds must replace the security at its market price at the time of the replacement. As a result, the Funds may have to pay a premium to borrow the security and the Funds may, but will not necessarily, receive any interest on the proceeds of the sale. The Funds must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Funds' obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Funds replace the security, the Funds will incur a loss. If the price declines during that period, the Funds will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Funds will have to pay in connection with the short sale. For tax planning reasons, the Funds may also engage in short sales with respect to a security that the Funds currently hold or have a right to acquire, commonly referred to as a "short against the box."

  (13) WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Funds until a settlement takes place. At the time the Funds make a commitment to purchase securities on a when-issued basis, the Funds will record the transaction, reflect the daily value of the securities when determining the net asset value of the Funds, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

To facilitate these transactions, the Funds will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Funds will meet their obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, they could incur a loss or a gain due to market fluctuation. Furthermore, the Funds may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Funds to hedge against unanticipated changes in interest rates.

DIVERSIFICATION REQUIREMENTS FOR THE FUNDS
------------------------------------------
The Funds intend to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

FUNDAMENTAL INVESTMENT RESTRICTIONS
-----------------------------------
The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the relevant Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund may NOT:

  (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

  (2) Borrow money, except (i) in amounts not to exceed
33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions,
(ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

  (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

  (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

  (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

  (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

  (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the
Securities and Exchange Commission ("SEC").

TEMPORARY DEFENSIVE POSITION
----------------------------
For temporary or defensive purposes, the Funds may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Funds are invested in these instruments, the Funds will not be pursuing their investment objectives.

PORTFOLIO TURNOVER
------------------
Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the relevant Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Funds.

The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

For the period October 2, 2000 (commencement of operations) through September 30, 2001 and for the fiscal year ended September 30, 2002, the portfolio turnover rates for the Growth Fund were 126% and 99%, respectively. For the period February 28, 2001 (commencement of operations) through September 30, 2001 and for the fiscal year ended September 30, 2002, the portfolio turnover rates for the Small Company Value Fund were 79% and 83%, respectively.

          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
          -------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

The following Trustees are not interested persons of the Trust within the meaning of the 1940 Act ("Independent Trustees"):

INDEPENDENT TRUSTEES
--------------------

NAME, ADDRESS AND      POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
AGE                    WITH THE FUND        DURING PAST 5                IN FUND COMPLEX*   DIRECTORSHIPS
                       AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
                       TIME SERVED                                       TRUSTEE            TRUSTEE
--------------------   -------------------- ---------------------        ------------------ ---------------
Jack W. Aber           Trustee since 1999   Professor of Finance                            Trustee of
DOB:  9/9/37                                Boston University                               Appleton
                                            School of Management                22          Growth Fund
                                            (1972-Present)                                  (1 portfolio);
                                                                                            Trustee of
                                                                                            Third Avenue
                                                                                            Trust
                                                                                            (4 portfolios);
                                                                                            Trustee of Third
                                                                                            Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


William E. Chapman, II Trustee since 1999   President and Owner                 22          Trustee of
DOB:  9/23/41                               Loneboat Retirement                             Third Avenue
                                            Planning Solutions                              Trust
                                            (1998-Present); Hewitt                          (4 portfolios);
                                            Associates, LLC (part                           Trustee of Third
                                            time) provider of                               Avenue Variable
                                            Retirement and                                  Series Trust
                                            Investment Education                            (1 portfolio)
                                            Seminars); President
                                            Retirement Plans Group,
                                            Kemper Funds (1990-1998)

Edward J. Kaier        Trustee since 1999   Partner, Hepburn                    22          Trustee of
DOB:  9/23/45                               Willcox, Hamilton &                             Third Avenue
                                            Putnam (1977-Present)                           Trust
                                                                                            (4 portfolios);
                                                                                            Trustee of Third
                                                                                            Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)


Eric Rakowski          Trustee since 1999   Professor, University of            22          Trustee of
DOB:  6/5/58                                California at Berkeley                          Third Avenue
                                            School of Law (1990-                            Trust
                                            Present); Visiting                              (4 portfolios);
                                            Professor, Harvard Law                          Trustee of Third
                                            School (1998-1999)                              Avenue Variable
                                                                                            Series Trust
                                                                                            (1 portfolio)

* The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

INTERESTED TRUSTEES (1)
-----------------------

NAME, ADDRESS AND      POSITION(S) HELD     PRINCIPAL OCCUPATIONS        NUMBER OF FUNDS    OTHER
AGE                    WITH THE FUND        DURING PAST 5                IN FUND COMPLEX*   DIRECTORSHIPS
                       AND LENGTH OF        YEARS                        OVERSEEN BY        HELD BY
                       TIME SERVED                                       TRUSTEE/OFFICER    TRUSTEE/OFFICER
--------------------   -------------------- ---------------------        ------------------ ---------------
Sean M. Healey         Trustee since 1999   President and Chief
DOB:  5/9/61                                Operating Officer,
                                            Affiliated Managers                 22          None
                                            Group, Inc. (1999-Present);
                                            Director, Affiliated
                                            Managers Group, Inc.
                                            (2001-Present); Executive
                                            Vice President; Affiliated
                                            Managers Group, Inc.
                                            (1995-1999); Vice President,
                                            Goldman, Sachs &
                                            Company (1987-1995)

Peter M. Lebovitz      Trustee since 2002   President and Chief
DOB:  1/18/55          President since 1999 Executive Officer, The
                                            Managers Funds LLC                  22          None
                                            (1999-Present); President
                                            Managers Distributors, Inc.
                                            (2000-Present); Director of
                                            Marketing, The Managers
                                            Funds, LP (1994-1999);
                                            Director of Marketing,
                                            Hyperion Capital
                                            Management, Inc. (1993-
                                            1994); Senior Vice
                                            President, Greenwich Asset
                                            Management, Inc. (1989-1993)

* The Fund complex consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

(1) Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

OFFICERS
--------

NAME, ADDRESS AND      POSITION(S) HELD     PRINCIPAL OCCUPATIONS
AGE                    WITH THE FUND        DURING PAST 5
                       AND LENGTH OF        YEARS
                       TIME SERVED
--------------------   -------------------- ---------------------
Donald S. Rumery       Treasurer since 1999 Director, Finance and
DOB:  5/29/58                               Planning, The Managers
                                            Funds LLC (1994-Present);
                                            Treasurer and Chief
                                            Financial Officer, Managers
                                            Distributors, Inc.
                                            (2000-Present); Treasurer,
                                            and Secreatary, The Managers
                                            Funds (10 portfolios);
                                            Secretary and Treasurer of
                                            Managers Trust I (2 portfolios)
                                            and Managers Trust II (2
                                            portfolios)

John Kingston, III     Secretary since 1999 Senior Vice President and
DOB:  10/23/65                              Associate General Counsel,
                                            Affiliated Managers Group,
                                            Inc. (1999-Present); Director
                                            and Secretary, Managers
                                            Distributors, Inc. (2000-
                                            Present); General Counsel,
                                            Morgan Stanley Dean
                                            Witter Investment
                                            Management, Inc. (1998-
                                            1999); Associate, Ropes
                                            and Gray (1994-1998)

Galan G. Daukas        Chief Financial      Chief Operating Officer,
DOB: 10/24/63             Officer           The Managers Funds LLC,
                       since 2002           Managers Trust I and
                                            Managers Trust II (2002-
                                            Present); Chief Operating
                                            Officer and Chairman
                                            of the Management
                                            Committee, Harbor Capital
                                            Management Co., Inc.
                                            (2000-2002); Chief
                                            Operating Officer, Fleet
                                            Investment Advisors (1992-
                                            2000)

TRUSTEE SHARE OWNERSHIP
-----------------------

                                                              AGGREGATE DOLLAR RANGE
                                                              OF EQUITY SECURITIES
                                                              IN ALL REGISTERED
                                                              INVESTMENT COMPANIES
                                  DOLLAR RANGE OF EQUITY      OVERSEEN BY TRUSTEE IN
                                  SECURITIES IN THE FUNDS     FAMILY OF INVESTMENT
                                  BENEFICIALLY OWNED AS OF    COMPANIES* BENEFICIALLY
                                  DECEMBER 31, 2002           OWNED AS OF DECEMBER 31, 2002
                                  -----------------------     -----------------------------
INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber                               None                   $10,001 to $50,000
William E. Chapman II                  Over $100,000                 Over $100,000
Edward J. Kaier                            None                      Over $100,000
Eric Rakowski                              None                   $50,001 to $100,000

INTERESTED TRUSTEES:
--------------------
Sean M. Healey                       $10,001 to $50,000           $50,001 to $100,000
Peter M. Lebovitz                          None                      Over $100,000


* The Family of Investment Companies consists of The Managers
  Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

AUDIT COMMITTEE
---------------
The Board of Trustees has an Audit Committee consisting of the Independent Trustees. Under the terms of its charter, the Committee (a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes, (b) reviews and assesses the performance of the Trust's independent public accountants, (c) makes recommendations to the full board annually as to the appointment of independent public accountants, (d) meets periodically with the independent accountants to review the annual audits and the services provided by the independent public accountants and (e) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

TRUSTEES' COMPENSATION
----------------------

                                Aggregate               Total Compensation
                                Compensation from the   from the Fund Complex
Name of Trustee                 Funds (a)               Paid to Trustees (b)
----------------------          ---------------------   ---------------------

Independent Trustees:
---------------------
Jack W. Aber                            $793                   $31,500
William E. Chapman, II                  $793                   $31,500
Edward J. Kaier                         $793                   $31,500
Eric Rakowski                           $793                   $31,000

Interested Trustees:
--------------------
Peter M. Lebovitz                       None                     None
Sean M. Healey                          None                     None


(a) Compensation is calculated for the Funds' fiscal year ended September 30, 2002. The Funds do not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes compensation paid during the 12-month period ending September 30, 2002 for services as a Trustee of The Managers Funds, Managers AMG Funds,
    Managers Trust I and Managers Trust II.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
      ---------------------------------------------------

CONTROL PERSONS
---------------
As of December 31, 2002 Frontier Capital Management "controlled" (within the meaning of the 1940 Act) the Small Company Value Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. As of December 31, 2002, the following persons or entities owned of record more than 5% of the outstanding shares of the Growth Fund:

NAME AND ADDRESS                            PERCENTAGE OWNERSHIP
---------------------------------           --------------------
Thomas W. Duncan Sr. &
  Mariana E. Duncan JTWROS                          13%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Lyle L. Meyer & Evelyn M. Meyer TTEES               10%
  Lyle L. Meyer Revocable Trust
  744 Fairfield Lake Drive
  Chesterfield, MO 63017-5928

John David Wimberly                                 10%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Bill M. Thompson TTEE                                6%
  Bill M. Thompson Trust
  40 W. 9 Mile Rd. #2-318
  Pensacola, FL 32534

Reed Coleman Family Foundation TR                    5%
  201 Waubesa Street
  P.O. Box 3037
  Madison, WI 53704-0037

Helen W. Marston Cust                                5%
  Hunter S Marston IV UGMA-OK
  271 Goddard Avenue
  Brookline, MA 02445-7411


As of December 31, 2002, the following persons or entities owned of record more than 5% of the outstanding shares of the Small Company Value Fund:

NAME AND ADDRESS                            PERCENTAGE OWNERSHIP
---------------------------------           --------------------
Thomas W. Duncan Sr.                                 56%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401

Charles Schwab & Co., Inc.                           29%
  101 Montgomery Street
  San Francisco, CA 94104

Thomas W. Duncan Jr.                                  8%
  c/o Frontier Capital Management
  150 Beacon Street
  Boston, MA 02116-1401


MANAGEMENT OWNERSHIP
--------------------
As of December 31, 2002, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Small Company Value Fund.

As of December 31, 2002, all management personnel (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Growth Fund.

                   MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER AND SUB-ADVISOR
----------------------------------
The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at 600 Hale Street, Prides Crossings, MA 01965. Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC, serves as distributor to the Funds.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Funds under an investment management agreement with the Trust (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Funds. For its investment management services, the Investment Manager receives an investment management fee from each Fund. All or a portion of the investment management fee paid by each Fund to the Investment Manager is used to pay the advisory fees of Frontier Capital Management Company, LLC, the sub-advisor which manages the assets of each Fund (the "Sub-Advisor" or "Frontier"). The Investment Manager receives no additional compensation from the Funds for its administration services. Frontier was selected by the Investment Manager, subject to the review and approval of the Trustees. Frontier is the successor firm to Frontier Capital Management Company, Inc. which was formed in 1980. AMG indirectly owns a majority interest in Frontier. As of December 31, 2002, Frontier's assets under management totaled approximately $3.8 billion. Frontier's address is 99 Summer Street, Boston, MA 02110. Thomas W. Duncan Sr. and William A. Teichner, CFA are the portfolio managers for the Small Company Value Fund. J. David Wimberly, CFA and Stephen M. Knightly, CFA are the portfolio managers for the Growth Fund.

The Sub-Advisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Advisor provides to the Funds are limited to asset management and related record keeping-services. The Sub-Advisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISOR BY THE FUNDS
---------------------------------------------------------------
As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the respective Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing each portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Advisor is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of the Funds.

For the fiscal year ended September 30, 2002 and for the period October 2, 2000 (commencement of operations) through September 30, 2001, no fee was paid under the Investment Management Agreement with respect to the Growth Fund. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.24% of average daily net assets during the period, the fee under that agreement would have been $53,147 and $70,254, respectively. For the fiscal year ended September 30, 2002 and for the period February 28, 2001 (commencement of operations) through September 30, 2001, the fee paid under the Investment Management Agreement with respect to the Small Company Value Fund was $57,194 and $5,282, respectively. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund's total annual operating expenses to 1.49% of average daily net assets during the period, the fee under that agreement would have been $144,538 and $68,715, respectively.

FEE WAIVERS AND EXPENSE LIMITATIONS
-----------------------------------
The Investment Manager has contractually agreed, through February 1, 2004, to limit total annual operating expenses for the Small Company Value Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.49%, subject to later reimbursement by the Small Company Value Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has contractually agreed, through February 1, 2004, to limit total annual operating expenses for the Growth Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.24%, subject to later reimbursement by the Growth Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

The Investment Manager has decided to waive all or a portion of its fees from the Funds or reimburse expenses to the Funds for a variety of reasons, including attempting to make each Fund's performance more competitive as compared to similar funds.

In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of a Fund on or about the time that such fees or expenses become effective.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------
The Managers Funds LLC serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment

Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Frontier (the "Sub-Advisory
Agreement").

The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually
(i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Advisor on not more than 60 days' written notice to the other party and to the Funds. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

  * developing and furnishing continuously an investment program and strategy for the Funds in compliance with each Fund's investment objectives and policies as set forth in the Trust's current
    Registration Statement;

  * providing research and analysis relative to the investment program and investments of the Funds;

  * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents; and

  * making changes on behalf of the Trust in the investments of the Funds.

Under the Sub-Advisory Agreement, Frontier is responsible for performing substantially these same advisory services for the Investment Manager and the Funds.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Funds with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Funds pay all expenses not borne by their Investment Manager or Sub-Advisor including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Advisor or their affiliates, other than affiliated registered investment companies.

The Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Advisor to acquire for the Funds a position in any investment which any of the Sub-Advisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Sub-Advisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and another client of a Sub-Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Sub-Advisor. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Funds. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-------------------------------------------------------------
The Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), have approved the Investment Management Agreement with the Manager and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Funds. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Sub-Advisory Agreements for the Funds, the Trustees reviewed a variety of materials relating to each Fund, the Manager and the Sub-Advisor, including performance, fee and expense information about the Funds and other similar mutual funds and performance information for relevant indices. The Trustees also reviewed information provided by the Sub-Advisor relating to its operations, personnel, investment philosophy and investment strategies and techniques. The Trustees also reviewed the compliance capabilities of the Manager and the Sub-Advisor, including their personal trading policies and procedures.

With respect to the Manager, the Trustees considered, among other things: (a) the Manager's administrative capabilities including its ability to supervise the Funds' other service providers; and (b) the Manager's compliance programs including those related to personal investing.

With respect to the Sub-Advisor, the Trustees considered, among other things: (i) the services rendered by the Sub-Advisor; (ii) the qualification and experience of the Sub-Advisor's personnel; (iii) the Sub-Advisor's compliance programs including those related to personal investing; and
(iv) the Fund's performance relative to that of its competitors and of relevant indices. The Trustees also considered the financial condition of the Manager and Sub-Advisor and the undertakings provided by the each of them to maintain expense limitations for the Funds.

In the course of their deliberations, the Trustees reached the following conclusions, among others: (A) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor's personnel are well qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies;
(C) the Manager and Sub-Advisor maintain appropriate compliance programs; (D) each Fund's performance is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices, including each Fund's respective benchmark; and (E) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services provided by the Manager and the Sub-Advisor.

After considering these and other factors, the Trustees concluded that approval of the Investment Management and Sub-
Advisory Agreements would be in the interests of each Fund and its shareholders.

REIMBURSEMENT AGREEMENT
-----------------------
Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds and, under the distribution agreement between MDI and the Funds, MDI provides a variety of shareholder and marketing services to the Funds. MDI receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

CODE OF ETHICS
--------------
The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the joint code of ethics of the Investment Manager and the Distributor (applicable to "access persons" of the Trust that are also employees of the Investment Manager and/or the Distributor). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within the Fund. The Sub-Advisor has adopted a Code of Ethics regarding personal investing by its personnel pursuant to Rule 17j-1 under the 1940 Act.

DISTRIBUTION ARRANGEMENTS
-------------------------
MDI acts as the distributor in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation. Pursuant to the Distribution Agreement and the Funds' "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan"), the Trust pays a fee in the amount of 0.25% of the average daily net assets of each Fund for the services of the Distributor.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN
---------
The Bank of New York ("BNY" or the "Custodian"), 100
Church Street, New York New York, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Funds will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Funds' default under the contract.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent (the
"Transfer Agent") for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and may provide other audit, tax, and related services.

          BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisory Agreement provides that the Sub-Advisor place all orders for the purchase and sale of securities which are held in each Fund's portfolios. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Advisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

The fees of the Sub-Advisor are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Advisor does not provide any services to the Funds except portfolio investment management and related record-keeping services.

During the period October 2, 2000 (commencement of operations) to September 30, 2001 and for the fiscal year ended September 30, 2002, the Growth Fund paid brokerage commissions of $19,842 and $17,543, respectively. During the period February 28, 2001 (commencement of operations) to September 30, 2001 and for the fiscal year ended September 30, 2002, the Small Company Value Fund paid brokerage commissions of $22,254 and $66,368, respectively.

         PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES
-----------------
Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus.
Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Advisor.

Purchase orders received by the Funds before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable Fund minimums. The 15-day holding period for redemption proceeds would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES
----------------
Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of trading on that Business Day.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.
If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. Each Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund's shares in the account falls below $25,000 due to redemptions. Whether the Funds will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows:
(i) during periods when the NYSE is closed for other than weekends or holidays or when trading on the NYSE is restricted as determined by the SEC, by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES
------------------
An investor may exchange shares from the Funds into shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II . Since an exchange is the sale of shares of the fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from the redemption become available.
Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE
---------------
The Funds compute their net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value of each Fund is equal to the value of that Fund (assets minus liabilities) divided by the number of Fund shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Funds declare and pay dividends and distributions as described in the Prospectus. If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN
-----------------
The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan"). Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and
(2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Funds are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments to Managers Distributors, Inc. equal to 0.25% of the daily net assets on an annual basis of each Fund.

                    CERTAIN TAX MATTERS

The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX
ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN
INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF
STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE
EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.  THIS DISCUSSION
IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

FEDERAL INCOME TAXATION OF FUNDS-IN GENERAL
-------------------------------------------
Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS
----------------------------------
ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

HEDGING TRANSACTIONS. The Fund may engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS. Certain of the
Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund's taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding the Fund and investors in the shares.

FEDERAL INCOME TAXATION OF SHAREHOLDERS
---------------------------------------
Ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will be taxed as ordinary income to such shareholders. Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

Special rules for the taxation of capital gains on
qualified 5-year property were enacted by the Taxpayer Relief Act of 1997 to take effect in January 2001. In summary, for individuals and trusts in the 10% and 15% ordinary income tax rate brackets, a new tax rate of 8% (instead of 10%) will apply to long-term capital gains from the sale of assets (including
mutual funds) held more than 5 years.   For individuals and
trusts in higher tax brackets, the top rate on such gains drops from 20% to 18%. The date that the 5-year holding period starts, however, is different for the two groups. For those in the 10% and 15% brackets, the asset may be acquired at any time, but for others the asset must have been acquired after December 31, 2000.

Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS
--------------------
Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 30% for 2002 and 2003 from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of that Fund's shares unless IRS Form W8-BEN or W8-IMY as appropriate is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

FOREIGN TAXES
-------------
The Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stocks or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116.

TAX-EXEMPT INVESTORS
--------------------
If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in the Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

STATE AND LOCAL TAXES
---------------------
The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION
--------------
The Fund is a series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                       PERFORMANCE DATA
                       ----------------

From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information and in each Fund's current Prospectus.

For the Growth Fund, the following tables for the Growth
Fund include, for periods prior to the Growth Fund's inception on October 2, 2000, the year-by-year total return of Frontier Growth Fund, L.P., the predecessor to the Growth Fund. The tables illustrate how the performance of the Growth Fund and its predecessor have varied over the past ten years, assuming that all dividend and capital gain distributions have been reinvested. The predecessor fund began operations on March 7, 1988, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Growth Fund's. The predecessor fund was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the predecessor fund had been registered as a mutual fund, the predecessor fund's performance may have been adversely affected. Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
---------------------------
The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T   = average annual total return
n   = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the current Prospectus on the reinvestment dates during the period.

The Average Annual Total Returns for the periods ended
September 30, 2002 were as follows:

FUND		1 YEAR	5 YEARS*   LIFE OF FUND**
-------------   ------- --------   --------------
Small Company
  Value Fund     0.13%     n/a         -3.17%

Growth Fund    -16.73%  -1.92%        -32.65%


* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

AFTER TAX AND CUMULATIVE RETURNS
--------------------------------
Average Annual Total Return (after taxes on distributions). Each Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                     P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of
$1,000

T       = average annual total return (after taxes on
          distributions)
n       = number of years
ATVD    = ending value of a hypothetical $1,000 payment made
          at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The Average Annual Total Returns (after taxes on distributions) for the periods ended September 30, 2002 were as follows:

                                             10 YEARS OR
FUND                    1 YEAR    5 YEARS*   LIFE OF FUND**
---------------------   --------  ---------  --------------
Small Company
  Value Fund             -2.77%      n/a         -4.95%

Growth Fund             -16.73%      n/a        -32.67%

* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

                         P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of
$1,000

T       =  average annual total return (after taxes on
           distributions and redemption)
n       =  number of years
ATVDR   =  ending value of a hypothetical $1,000 payment made
           at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

The following table shows the average annual total returns
(after taxes on distributions and redemptions) for the periods ended September 30, 2002.

                                          10 YEARS OR
FUND                 1 YEAR   5 YEARS*    LIFE OF FUND**
----------------     -------  ---------   --------------
Small Company
  Value Fund          0.66%       n/a         -3.08%

Growth Fund         -10.27%       n/a        -24.96%

* Reflects the performance of the Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.
** Performance shown for Small Company Value Fund is from inception on February 28, 2001. Performance for Growth Fund includes the performance of Growth Fund's predecessor for periods prior to Growth Fund's inception on October 2, 2001.

Cumulative Total Return. Each Fund may also advertise cumulative total return (the actual change in value of an investment in the Fund assuming reinvestment of dividends and capital gains).

The following table shows the cumulative total returns for the periods ended September 30, 2002:

FUND                      ONE YEAR     SINCE INCEPTION
-----------------------   ---------    ---------------
Small Company Value Fund    0.13%          -4.98%
Growth Fund               -16.73%         384.49%

PERFORMANCE COMPARISONS
-----------------------
The Funds may compare their performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar"). Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Funds' performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000 Equity Index, Russell 3000 Growth Index, Russell 1000 Growth Index, Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST
----------------------------
The Funds are series of a "Massachusetts business trust."
A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Funds or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES
---------------------
The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of a Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Funds having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of six series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION
----------------------
This Statement of Additional Information and the current Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

Statements contained in the Statement of Additional
Information and the current Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the current Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The current Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

                    FINANCIAL STATEMENTS
                    --------------------

The audited Financial Statements and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Accountants by PricewaterhouseCoopers LLP, are incorporated by reference to this Statement of Additional Information from their annual report filing made with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The Financial Statements and reports are available without charge by calling Managers AMG Funds at (800) 835-3879 or by visiting our website at www.managersamg.com or on the SEC's website at www.sec.gov.

                        DATE OF ANNUAL REPORT; DATE OF
FUNDS                   FILING OF ANNUAL REPORT; ACCESSION NUMBER
--------------------    -----------------------------------------
Frontier Small Company
  Value Fund and
  Frontier Growth Fund  9/30/02; 11/26/2002; 0001089951-02-000046